STATEMENTS OF CASH FLOW (Parenthetical) - USD ($)	12 Months Ended		63 Months Ended
	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2014
Statements Of Cash Flow
Sale of common stock - net of issuance costs	$ 44,000		$ 44,000